Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2024	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 63,075	¥ 72,986
Derivative liabilities Fair value	85,690	95,686
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	5,542	4,863
Derivative assets Fair value	1	0
Derivative liabilities Fair value	209	170
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	1,085	524
Derivative assets Fair value	109	9
Derivative liabilities Fair value	¥ 24	¥ 94